Financial Income (Expenses)	12 Months Ended
Dec. 31, 2021
Financial Income (Expenses)

30	Financial Income (Expenses)

	2021	2020	2019
Financial expenses
Interest and charges on borrowings and financing – local currency	(517,235)	(348,050)	(331,367)
Interest and charges on borrowings and financing – foreign currency	(46,793)	(136,257)	(165,421)
Other financial expenses	(315,013)	(328,413)	(344,508)
Income tax over international remittance	—	(15,134)	(17,650)
Inflation adjustment on borrowings and financing	(225,791)	(86,938)	(44,802)
Other inflation adjustments	(172,632)	(142,313)	(107,584)
Interest and inflation adjustments on provisions (i)	(170,831)	(267,654)	(162,093)
Total financial expenses	(1,448,295)	(1,324,759)	(1,173,425)

Financial income
Inflation adjustment gains	198,907	120,957	91,180
Income on financial investments	150,632	75,522	151,622
Interest income	145,866	162,576	150,054
Cofins and Pasep	(23,038)	(22,328)	(20,028)
Other	41	4	14
Total financial income	472,408	336,731	372,842

Financial income (expenses), net before exchange rate changes	(975,887)	(988,028)	(800,583)

Exchange gains (losses)
Exchange rate changes on borrowings and financing (ii)	48,522	(2,180,241)	(233,960)
Exchange rate changes on assets	(36)	1,894	863
Other exchange rate changes	(22)	4	(1)
Exchange rate changes, net	48,464	(2,178,343)	(233,098)

Financial income (expenses), net	(927,423)	(3,166,371)	(1,033,681)